Short-term Bank Borrowings - Summary of Short-term Bank Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about borrowings [abstract]
Fixed-rate bank borrowings	¥ 558,000	$ 80,152	¥ 473,000
Analyzed as:
Secured	180,000	25,855	180,000
Unsecured	378,000	54,297	293,000
Short-term borrowings	¥ 558,000	$ 80,152	¥ 473,000